Significant Accounting Policies - Schedule of Amortization Useful Life (Details)	12 Months Ended
Dec. 31, 2025
IP and technology [Member] | Minimum [Member]
Schedule of Amortization Useful Life [Line Items]
Amortisation rate useful life	10.00%
IP and technology [Member] | Maximum [Member]
Schedule of Amortization Useful Life [Line Items]
Amortisation rate useful life	20.00%
Customer relationships [Member] | Minimum [Member]
Schedule of Amortization Useful Life [Line Items]
Amortisation rate useful life	12.50%
Customer relationships [Member] | Maximum [Member]
Schedule of Amortization Useful Life [Line Items]
Amortisation rate useful life	20.00%
License [Member] | Minimum [Member]
Schedule of Amortization Useful Life [Line Items]
Amortisation rate useful life	5.00%
License [Member] | Maximum [Member]
Schedule of Amortization Useful Life [Line Items]
Amortisation rate useful life	20.00%
Trademark [Member]
Schedule of Amortization Useful Life [Line Items]
Amortisation rate useful life	20.00%